Discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Results of the discontinued operations
Net income for the year from discontinued operation	$ 2,034
Arbitration
Cash flow from discontinued operations
Receivables recorded		$ 400
Discontinued operation in the PRC | Disposed of by sale
Results of the discontinued operations
Other income	2,096
Net income/(loss) before taxes from discontinued operations	2,096
Income tax expense	(62)
Net income for the year from discontinued operation	2,034
Cash flow from discontinued operations
Net cash generated from/(used in) operating activities	2,515
Net increase/(decrease) in cash and cash equivalents	$ 2,515